Supplement to the
Fidelity® Institutional Money Market Funds - Class I
May 29, 2008
Prospectus

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Prime Money Market Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

On October 6, 2008, the Board of Trustees of the funds listed above (the "Funds") approved the participation by each Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through December 18, 2008 (the "Program"). If a Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Fund and $1.00 per share. Participation by the Funds in the Program does not reflect a decision by any Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.01% (1 basis point) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund.

If the Secretary of the Treasury elects to extend the Program past December 18, 2008, the Funds will consider whether to continue to participate in the Program.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The following footnote supplements information found in the 'Annual operating expenses' table under the heading "Fee Table" in the "Fund Summary" section on page 11 for the 'Total annual class operating expenses' line for each fund.

C In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Class I of each fund. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Class I of each fund will be able to avoid a negative yield.

IMMI-08-04 October 21, 2008 1.480138.120

Supplement to the
Fidelity® Institutional Money Market Funds - Class II
May 29, 2008
Prospectus

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Prime Money Market Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

On October 6, 2008, the Board of Trustees of the funds listed above (the "Funds") approved the participation by each Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through December 18, 2008 (the "Program"). If a Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Fund and $1.00 per share. Participation by the Funds in the Program does not reflect a decision by any Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.01% (1 basis point) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund.

If the Secretary of the Treasury elects to extend the Program past December 18, 2008, the Funds will consider whether to continue to participate in the Program.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The following footnote supplements information found in the 'Annual operating expenses' table under the heading "Fee Table" in the "Fund Summary" section beginning on page 10 for the 'Total annual class operating expenses' line for each fund.

C In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Class II of each fund and/or each fund's distributor may waive all or a portion of the 12b-1 fees of Class II of each fund. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Class II of each fund will be able to avoid a negative yield.

IMMII-08-04 October 21, 2008 1.480139.116

Supplement to the
Fidelity® Institutional Money Market Funds - Select Class
May 29, 2008
Prospectus

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Prime Money Market Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

On October 6, 2008, the Board of Trustees of the funds listed above (the "Funds") approved the participation by each Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through December 18, 2008 (the "Program"). If a Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Fund and $1.00 per share. Participation by the Funds in the Program does not reflect a decision by any Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.01% (1 basis point) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund.

If the Secretary of the Treasury elects to extend the Program past December 18, 2008, the Funds will consider whether to continue to participate in the Program.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The following footnote supplements information found in the 'Annual operating expenses' table under the heading "Fee Table" in the "Fund Summary" section on page 11 for the 'Total annual class operating expenses' line for each fund.

C In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Select Class of each fund and/or each fund's distributor may waive all or a portion of the 12b-1 fees of Select Class of each fund. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Select Class of each fund will be able to avoid a negative yield.

IMMSC-08-04 October 21, 2008 1.778424.109